RISK MANAGEMENT (Tables)	6 Months Ended
Jun. 30, 2023
Risk Management
SCHEDULE OF FOREIGN CURRENCY FINANCIAL ASSETS AND LIABILITIES

Foreign currency denominated financial assets and liabilities which expose the Company to currency risk are disclosed below. The amount shown are those reported and translated into CAD at the closing rate.

	Short -term exposure		Long-term exposure
	USD	BWP	BWP

June 30, 2023
Financial assets	1,525,819	624,207	38,712,709
Financial liabilities	(965,233)	(3,155,431)	(4,213,093)
Total exposure	560,586	(2,531,224)	34,499,616

	Short -term exposure		Long-term exposure
	USD	BWP	BWP

December 31, 2022
Financial assets	2,834,303	473,980	32,058,793
Financial liabilities	(1,246,825)	(2,176,110)	(1,530,341)
Total exposure	1,587,478	(1,702,130)	30,528,452

SCHEDULE OF CHANGES IN EXCHANGE RATES

If the CAD strengthened against the USD and BWP by 5%, respectively (December 31, 2022 – 5%), it would have had the following impact:

	Profit for the year			Long-term exposure profit for the year
	USD	BWP	Total	BWP
June 30, 2023	28,029	(126,561)	(98,532)	1,724,981
December 31, 2022	79,374	(85,106)	(5,732)	1,526,423

If the CAD weakened against the USD and BWP by 5%, respectively (December 31, 2022 – 5%), it would have had the following impact:

	Profit for the year			Long-term exposure profit for the year
	USD	BWP	Total	BWP
June 30, 2023	(28,029)	126,561	98,532	(1,724,981)
December 31, 2022	(79,374)	85,106	5,732	(1,526,423)

SCHEDULE OF CONTRACTUAL OBLIGATIONS

The following table shows the Company’s contractual obligations as at June 30, 2023:

	Less than 1 year	1 - 2 years	2 - 5 years	Total
Trade payables and accrued liabilities	3,394,649	-	-	3,394,649
Vehicle financing	21,624	43,249	64,873	129,746
Term loan	-	-	12,735,951	12,735,951
Lease liability	1,270,218	1,270,218	-	2,540,436
	4,686,491	1,313,467	12,800,824	18,800,782

SCHEDULE OF COMPONENTS OF EQUITY DEFICIENCY, LOANS AND BORROWING, OTHER CURRENT LIABILITIES, NET OF CASH

In the management of capital, the Company includes the components of equity, loans and borrowings, and other current liabilities, net of cash.

	June 30, 2023	December 31, 2022
Shareholder’s equity	43,144,784	27,188,344
Current liabilities	4,664,867	12,462,372
	47,809,651	39,650,716
Cash	(21,607,892)	(5,162,991)
	26,201,759	34,487,725